UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2014 Golar Igloo [Member]	Feb. 07, 2013 Golar Maria [Member]	Dec. 31, 2013 Golar Maria [Member]
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	$ 161,300,000	$ 89,500,000
Purchase price adjustments on acquisition	3,600,000	5,506,000
Interest rate swap asset assumed by buyer	3,600,000
Interest rate swap liability assumed		3,100,000
Payments to Acquire Businesses, Net of Cash Acquired			$ 2,400,000